Derivative Instruments (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Aug. 20, 2021 USD ($) shares
Derivative Instruments (Details) [Line Items]
Number of warrants issued (in Shares) | shares		1
Warrants outstanding fair value (in Dollars) | $				$ 17,900,000
Exercise price of warrants or rights		$ 8.5
Redemption, stock price threshold	$ 0.5	$ 0.5
Threshold consecutive trading days ending on the third day prior to notice of redemption	10 days	10 days
Conversion of interest payable on convertible notes (in Shares) | shares		319,411,000
Warrants and rights outstanding, term		5 years
Proceeds from exercise of Legacy Xos Preferred Stock warrant (in Dollars) | $			$ 2,715,000
Embedded derivative liability on convertible notes (in Dollars) | $			$ 0
Common Stock Public Warrants [Member]
Derivative Instruments (Details) [Line Items]
Number of warrants issued (in Shares) | shares	18,633,301,000	18,633,601,000		12,499,964
Warrants outstanding fair value (in Dollars) | $	$ 700,000	$ 700,000
Exercise price of warrants or rights	$ 11.5	$ 11.5
Common Stock Private Warrants [Member]
Derivative Instruments (Details) [Line Items]
Number of warrants issued (in Shares) | shares	199,997,000	199,997,000		6,333,334
Warrants outstanding fair value (in Dollars) | $	$ 7,000,000	$ 7,023,000
Warrant Redemption Scenario One [Member]
Derivative Instruments (Details) [Line Items]
Redemption price	$ 0.01	$ 0.01
Redemption notice period	30 days	30 days
Redemption, threshold trading days	20	20
Redemption, threshold consecutive trading days	30 days	30 days
Redemption, stock price threshold	$ 18	$ 18
Redemption period	30 days	30 days
Warrant Redemption Scenario Two [Member]
Derivative Instruments (Details) [Line Items]
Redemption price	$ 0.1	$ 0.1
Redemption notice period	30 days	30 days
Redemption, stock price threshold	$ 10	$ 10
Reference value	$ 18	$ 18